Loss Per Share or Ads	12 Months Ended
Dec. 31, 2017
Loss Per Share Or Ads
LOSS PER SHARE OR ADS

NOTE 18:-	LOSS PER SHARE OR ADS

a.	Details of the number of shares or ADS and loss used in the computation of loss per share or ADS:

	Year ended December 31,
	2017		2016		2015
	Weighted number of shares/ADSs	Loss	Weighted number of shares/ADSs	Loss	Weighted number of shares/ADSs	Loss
	In thousands	USD in thousands	In thousands	USD in thousands	In thousands	USD in thousands

Amounts used in the computation of basic and diluted loss per share	116,743	$(6,244)	37,458	$(2,007)	23,853	$(2,617)

Amounts used in the computation of basic and diluted loss per ADS	2,919	$(6,244)	936	$(2,007)	596	$(2,617)

b.	The computation of diluted loss per share or ADS did not include the following convertible securities since their inclusion would decrease the loss per share (anti-dilutive effect):

c.

1.	Share or ADS options to employees, officers, directors and consultants.

2.	Non-marketable warrants to investor.